Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

December 31, 2019

F60-QTLY-0220
1.9858339.105

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/13/20 to 2/27/20 (a)
(Cost $1,516,420)	1,520,000	1,516,583
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Series All-Sector Equity Fund (b)	3,557,522	$36,891,507
Fidelity Series Blue Chip Growth Fund (b)	4,272,719	64,218,963
Fidelity Series Commodity Strategy Fund (b)	13,416,101	63,860,641
Fidelity Series Growth Company Fund (b)	7,311,497	129,779,076
Fidelity Series Intrinsic Opportunities Fund (b)	9,171,711	158,670,596
Fidelity Series Large Cap Stock Fund (b)	8,791,532	139,257,871
Fidelity Series Large Cap Value Index Fund (b)	2,999,107	39,558,224
Fidelity Series Opportunistic Insights Fund (b)	3,944,232	71,390,596
Fidelity Series Small Cap Discovery Fund (b)	1,568,902	18,262,019
Fidelity Series Small Cap Opportunities Fund (b)	4,139,456	57,952,378
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,464,759	107,671,738
Fidelity Series Value Discovery Fund (b)	5,622,906	76,415,288
TOTAL DOMESTIC EQUITY FUNDS
(Cost $904,952,277)		963,928,897

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	1,836,282	20,731,619
Fidelity Series Emerging Markets Fund (b)	2,382,302	23,251,265
Fidelity Series Emerging Markets Opportunities Fund (b)	10,140,779	209,204,274
Fidelity Series International Growth Fund (b)	10,122,521	177,346,564
Fidelity Series International Small Cap Fund (b)	2,274,934	39,379,114
Fidelity Series International Value Fund (b)	17,254,481	170,819,361
Fidelity Series Overseas Fund (b)	8,230,100	88,720,481
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $668,066,619)		729,452,678

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	1,184,341	11,369,672
Fidelity Series Floating Rate High Income Fund (b)	239,987	2,231,881
Fidelity Series High Income Fund (b)	1,353,999	12,984,855
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,644,501	36,627,238
Fidelity Series International Credit Fund (b)	26,874	270,887
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,244,234	46,201,701
Fidelity Series Real Estate Income Fund (b)	740,759	8,244,653
TOTAL BOND FUNDS
(Cost $116,983,345)		117,930,887

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	1,163,862	1,164,094
Fidelity Series Government Money Market Fund 1.65% (b)(d)	12,117,733	12,117,733
Fidelity Series Short-Term Credit Fund (b)	302,733	3,051,547
TOTAL SHORT-TERM FUNDS
(Cost $16,284,472)		16,333,374
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,707,803,133)		1,829,162,419
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(947,655)
NET ASSETS - 100%		$1,828,214,764

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	11	March 2020	$1,777,105	$33,062	$33,062
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	22	March 2020	2,240,150	(21,036)	(21,036)
TOTAL FUTURES CONTRACTS					$12,026

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $452,997.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	25,231
Total	$25,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$29,947,285	$11,768,425	$7,342,951	$2,649,943	$(448,101)	$2,966,849	$36,891,507
Fidelity Series Blue Chip Growth Fund	57,192,555	22,456,936	17,212,522	6,766,277	(28,642)	1,810,636	64,218,963
Fidelity Series Canada Fund	12,292,894	8,071,312	1,103,365	451,631	3,658	1,467,120	20,731,619
Fidelity Series Commodity Strategy Fund	32,110,355	35,131,080	3,744,734	886,223	(145,910)	509,850	63,860,641
Fidelity Series Emerging Markets Debt Fund	7,740,612	4,106,956	508,250	402,677	(14,373)	44,727	11,369,672
Fidelity Series Emerging Markets Fund	12,552,754	11,036,815	680,769	502,221	(11,193)	353,658	23,251,265
Fidelity Series Emerging Markets Opportunities Fund	117,006,846	78,708,141	5,893,934	4,957,022	208,940	19,174,281	209,204,274
Fidelity Series Floating Rate High Income Fund	1,634,093	730,651	138,974	86,577	(64)	6,175	2,231,881
Fidelity Series Government Money Market Fund 1.65%	9,263,487	24,797,974	21,943,728	205,764	--	--	12,117,733
Fidelity Series Growth Company Fund	115,099,886	44,729,589	36,397,362	13,326,921	8,527	6,338,436	129,779,076
Fidelity Series High Income Fund	13,628,652	3,707,905	4,601,668	568,281	(81,814)	331,780	12,984,855
Fidelity Series Inflation-Protected Bond Index Fund	3,747,611	33,730,432	805,644	423,021	(646)	(44,515)	36,627,238
Fidelity Series International Credit Fund	250,207	15,931	--	15,931	--	3,178	270,887
Fidelity Series International Growth Fund	119,833,004	46,067,872	9,462,800	6,230,216	148,277	20,760,211	177,346,564
Fidelity Series International Small Cap Fund	27,790,262	11,282,035	3,370,421	1,614,833	(172,077)	3,849,315	39,379,114
Fidelity Series International Value Fund	112,865,444	57,932,921	9,417,936	6,659,424	(171,505)	9,610,437	170,819,361
Fidelity Series Intrinsic Opportunities Fund	130,197,996	46,693,384	26,516,230	7,802,607	(1,595,028)	9,890,474	158,670,596
Fidelity Series Investment Grade Bond Fund	7,682,189	5,454,000	13,618,738	164,396	579,520	(96,971)	--
Fidelity Series Large Cap Stock Fund	116,163,701	42,569,231	30,300,753	9,038,224	(318,334)	11,144,026	139,257,871
Fidelity Series Large Cap Value Index Fund	32,720,731	12,303,303	7,708,172	2,353,509	8,821	2,233,541	39,558,224
Fidelity Series Long-Term Treasury Bond Index Fund	46,093,036	23,194,369	22,976,852	4,032,468	1,360,722	(1,469,574)	46,201,701
Fidelity Series Opportunistic Insights Fund	59,941,148	23,326,745	14,097,179	5,838,810	(100,223)	2,320,105	71,390,596
Fidelity Series Overseas Fund	--	83,098,981	--	305,313	--	5,621,500	88,720,481
Fidelity Series Real Estate Income Fund	6,087,554	2,473,538	437,771	454,372	(1,197)	122,529	8,244,653
Fidelity Series Short-Term Credit Fund	2,549,041	2,360,739	1,893,045	66,341	5,536	29,276	3,051,547
Fidelity Series Small Cap Discovery Fund	15,230,898	5,791,820	3,572,352	1,150,835	(105,841)	917,494	18,262,019
Fidelity Series Small Cap Opportunities Fund	47,492,096	17,647,651	9,457,153	3,641,771	(176,244)	2,446,028	57,952,378
Fidelity Series Stock Selector Large Cap Value Fund	88,184,549	31,071,046	19,102,430	5,116,128	(384,565)	7,903,138	107,671,738
Fidelity Series Value Discovery Fund	61,913,982	21,584,029	13,149,534	2,905,292	(68,825)	6,135,636	76,415,288
	$1,287,212,868	$711,843,811	$285,455,267	$88,617,028	$(1,500,581)	$114,379,340	$1,826,481,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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